Share Capital - Summary of RSU Activity (Details) - RSU	3 Months Ended
Sep. 30, 2024 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, Granted | Equityinstruments	1,357,289
Number of stock units, end of period | Equityinstruments	1,357,289
Weighted average grant date fair value, Granted | $ / shares	$ 1.15
Weighted average grant date fair value, end of period | $ / shares	$ 1.15